LOSS PER CLASS A and CLASS B ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	337,597,040	184,260,560	75,456,769
Share options/restricted shares
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	48,996,888	38,534,512	28,930,720
Convertible bonds
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	288,600,152	145,726,048	46,526,049